SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit

a.Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2020	2019	2020	2019
		%

Short-term bank credit	USD	3.3	-	$8,326	$-
Short-term bank credit	INR	12.6	-	$2,816	$-
Current maturities of Long-term bank loan and other (c)	INR	12.6	-	$1,980	$-